Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock, Class B Common Stock and Preferred Stock	Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock	Non-controlling Interest
Beginning balance at Dec. 31, 2013	$ 1,127,392	$ 20,549	$ 606,384	$ (11,474)	$ 339,362	$ (114,425)	$ 286,996
Beginning balance (in shares) at Dec. 31, 2013		34,727,121
Net income	208,702				151,387		57,315
Other comprehensive gain (loss)	(20,836)			(12,273)			(8,563)
Issuances of non-vested restricted shares of common stock (in shares)		218,725
Issuances of non-vested restricted shares of common stock		$ 109	(109)
Forfeitures of non-vested restricted shares of common stock (in shares)		(5,000)
Forfeitures of non-vested restricted shares of common stock		$ (2)	2
Common stock contribution to 401(k) plan	1,759	$ 9	1,750
Common stock contribution to 401(k) plan (in shares)		18,309
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		73,948
Stock issuances from exercise of stock options and employee stock purchase plan	4,666	$ 37	4,629
Retirement of common stock (in shares)		(26,482)
Retirement of common stock	(2,615)	$ (13)	(2,602)
Share-based compensation	12,006		12,006
Excess tax benefit from share-based compensation	1,828		1,828
Cash dividends declared and paid on Common and Class B common stock	(69,870)				(69,870)
Decrease in non-controlling interest in Carrier Enterprise I	(87,735)		(43,324)				(44,411)
Distributions to non-controlling interest	(43,258)						(43,258)
Ending balance at Dec. 31, 2014	1,132,039	$ 20,689	580,564	(23,747)	420,879	(114,425)	248,079
Ending balance (in shares) at Dec. 31, 2014		35,006,621
Net income	226,524				172,929		53,595
Other comprehensive gain (loss)	(38,666)			(23,157)			(15,509)
Issuances of non-vested restricted shares of common stock (in shares)		200,479
Issuances of non-vested restricted shares of common stock		$ 100	(100)
Forfeitures of non-vested restricted shares of common stock (in shares)		(5,000)
Forfeitures of non-vested restricted shares of common stock		$ (2)	2
Common stock contribution to 401(k) plan	1,963	$ 9	1,954
Common stock contribution to 401(k) plan (in shares)		18,343
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		124,262
Stock issuances from exercise of stock options and employee stock purchase plan	8,632	$ 62	8,570
Retirement of common stock (in shares)		(33,212)
Retirement of common stock	(4,140)	$ (17)	(4,123)
Share-based compensation	13,233		13,233
Excess tax benefit from share-based compensation	2,422		2,422
Cash dividends declared and paid on Common and Class B common stock	(98,532)				(98,532)
Distributions to non-controlling interest	(39,754)						(39,754)
Ending balance at Dec. 31, 2015	1,203,721	$ 20,841	602,522	(46,904)	495,276	(114,425)	246,411
Ending balance (in shares) at Dec. 31, 2015		35,311,493
Net income	235,983				182,810		53,173
Other comprehensive gain (loss)	5,583			3,374			2,209
Issuances of non-vested restricted shares of common stock (in shares)		183,144
Issuances of non-vested restricted shares of common stock		$ 92	(92)
Forfeitures of non-vested restricted shares of common stock (in shares)		(26,000)
Forfeitures of non-vested restricted shares of common stock		$ (13)	13
Common stock contribution to 401(k) plan	2,348	$ 10	2,338
Common stock contribution to 401(k) plan (in shares)		20,045
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)		72,482
Stock issuances from exercise of stock options and employee stock purchase plan	5,696	$ 36	5,660
Retirement of common stock (in shares)		(30,761)
Retirement of common stock	(4,018)	$ (15)	(4,003)
Share-based compensation	11,848		11,848
Cash dividends declared and paid on Common and Class B common stock	(127,604)				(127,604)
Decrease in non-controlling interest in Carrier Enterprise I	(42,909)		(25,936)				(16,973)
Distributions to non-controlling interest	(38,900)						(38,900)
Ending balance at Dec. 31, 2016	$ 1,251,748	$ 20,951	$ 592,350	$ (43,530)	$ 550,482	$ (114,425)	$ 245,920
Ending balance (in shares) at Dec. 31, 2016		35,530,403